Investment in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Measurement of Fair Values [Member]
IfrsStatementLineItems [Line Items]
Schedule of Transferred Consideration
NIS in thousands
Consideration paid in cash	24,304
Payable in respect of shares	17,376
Deferred consideration in cash	9,862
Contingent consideration	18,668
Non-controlling interests	1,178

71,388

Schedule of Acquisition of Cash Flows
NIS in thousands
Consideration paid in cash	(24,304)
Less - acquired cash and cash equivalents	5,210

Total	(19,094)

Schedule of Amounts Recognized on Acquisition

NIS in thousands
Cash and cash equivalents	5,210
Restricted cash	586
Trade and other receivables	20,452
Deferred tax assets	1,056
Inventory	22,788
Property, plant and equipment and right-of-use asset	6,267
Goodwill	329
Short term loans	(699)
Current maturities	(93)
Trade and other payable	(50,670)
Financial liabilities	(3,583)
Loan from non-controlling interest	(5,119)
Liabilities in respect of employee benefits	(383)
Lease liability	(2,650)
Total identifiable net assets	(6,509)

Canndoc Ltd [Member]
IfrsStatementLineItems [Line Items]
Schedule of Transferred Consideration

A. Presented below is the fair value, as of the acquisition date, of the transferred consideration:

NIS in thousands
Issuance of 7,931,589 ordinary shares of the Company (A)	107,632
Total transferred consideration	107,632
Fair value of the investment in Canndoc prior to the business combination (B)	65,968
Total	173,600

(A)	The fair value of the ordinary shares which were issued as part of the consideration of the business combination was determined based on the closing price of the Company’s stock on the Tel Aviv Stock Exchange on February 11, 2019.

(B)

The Group recognized a gain in the amount of approximately NIS 58,808 thousand as a result of the fair value measurement of its equity rights, at a rate of 38%, in Canndoc Ltd., which were held before the business combination. The profit was included under other expenses (income), net, in the statement of comprehensive income for the period ended December 31, 2019.

Schedule of Acquisition of Cash Flows

B. Cash flows which arose for the Group as a result of the acquisition:

2019
NIS in thousands
Total acquisition cost	107,632
Less - non-cash consideration for Canndoc Ltd.	(107,632)
Consideration paid in cash	-
Plus acquired cash and cash equivalents	385
Total	385

Schedule of Amounts Recognized on Acquisition

C. Amounts recognized on the acquisition date

NIS in thousands
Cash and cash equivalents	385
Trade and other receivables	1,051
Inventory and biological assets	7,723
Property, plant and equipment	1,791
Loan	(2,146)
Trade and other payables	(1,731)
Short term loan from related parties	(716)
Deferred tax liability	(723)
Total identifiable net assets	5,634

Cannolam Ltd [Member]
IfrsStatementLineItems [Line Items]
Schedule of Transferred Consideration
NIS in thousands

Issuance of 1,788,962 ordinary shares of the Company (A)	6,904
Rights to agricultural produce	10,200
Shareholder’s loan	(600)
Non-controlling interests	15,655
32,159

Schedule of Acquisition of Cash Flows
NIS in thousands
Consideration paid in cash	-
Less - acquired cash and cash equivalents	387
Total	387

Schedule of Amounts Recognized on Acquisition

NIS in thousands
Cash and cash equivalents	387
Trade and other receivables	1,790
Rights to agricultural produce	10,200
Inventory	237
Property, plant and equipment and right-of-use asset	3,204
Financial liabilities	(2,462)
Loan from non-controlling interest	(1,296)
Lease liability	(2,039)
Total identifiable net assets	10,021

22,138